Related-Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payment to related party						$ 448,000	$ 2,180,000
Amount due to related party		$ 0		$ 0		$ 0	10,000
Number of shares issued as dividend payment		1,786,739
Number of additional common stock outstanding owned by related party		2,534,239		2,534,239
Percentage of common stock shares outstanding owned by related party		17.30%		17.30%
Shares issued	1,786,739					42,415
Share price		$ 16.36	$ 27.30	$ 16.36	$ 27.30
Proceeds from notes receivable						$ 100,000
Restricted Stock
Related Party Transaction [Line Items]
Shares issued								175,625
Share price								$ 13.64
Acquisition Targets | Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Payment to related party		$ 0	$ 100,000	$ 100,000	$ 400,000	$ 500,000	400,000
Management Agreement [Member] | Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Payment to related party							$ 1,800,000